Bank Indebtedness (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Bank Indebtedness [Line Items]
Summary of Company's Bank Indebtedness Arising from Financing Activities
The changes in the Company’s bank indebtedness for the year ended March 31, 2024 arising from financing activities are presented below:

Balance at March 31, 2022	$0.1

Revolving Credit Facility drawn	44.8

Repayment of Revolving Credit Facility	(43.0)

Balance at March 31, 2023	$1.9

Revolving Credit Facility drawn	48.1

Repayment of Revolving Credit Facility	(49.8)

Foreign exchange	0.1

Balance at March 31, 2024	$0.3